Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible assets
Intangible assets

Note 16.Intangible assets

Intangible assets consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Crypto assets under the cost‑less‑impairment model:
WECAN tokens	500	—

Crypto assets measured at fair value:
Ethereum (ETH) and Polygon (POL)	121	96
Total crypto assets, net	621	96

Intangible assets subject to amortization:
Trademarks	834	139
Patents	2,281	2,281
License agreements	16,535	11,378
Customer Relationships	13,127	—
Other intangibles	11,662	6,499
Total intangible assets gross	44,439	20,297
Accumulated amortization for:
Trademarks	(190)	(139)
Patents	(2,281)	(2,281)
License agreements	(13,549)	(11,378)
Customer Relationships	(288)	—
Other intangibles	(7,679)	(6,499)
Total accumulated amortization	(23,987)	(20,297)
Total intangible assets subject to amortization, net	20,452	—
Total intangible assets, net	21,073	—
Amortization charge for the year	1,523	—

The amortization charge for the year 2023 was USD 1,476.

Crypto assets under the cost-less-impairment model include a balance of 195,788,312 WECAN tokens acquired from the Group’s unconsolidated affiliate, Wecan Group AG (“Wecan”), for USD 500,000. The tokens are held as part of the Group’s strategic relationship with Wecan and to support participation in its blockchain ecosystem. Management evaluated the applicability of ASC 350-60 (Crypto Assets) and concluded that these tokens are not within the scope of ASC 350-60.

Accordingly, the tokens are accounted for as indefinite-lived intangible assets under ASC 350-30 and are measured at cost less impairment. These tokens do not represent cash and cash equivalents under ASC 305 and are not accounted for as financial instruments. Indefinite-lived intangible assets are not amortized but are subject to impairment testing at least annually and more frequently if events or changes in circumstances indicate that the asset may be impaired. For the year ended December 31, 2025, the Group did not identify any events or changes in circumstances indicating that the carrying amount of these assets may not be recoverable. Accordingly, no impairment charge was recognized, and the carrying amount remained USD 500,000 as of December 31, 2025.

As at December 31, 2025, a balance of USD 3,661,131 of license fees was outstanding in line with agreed payment terms, made up of USD 2,351,152 payable in 2026 recorded in accounts payable and USD 1,309,979 payable in 2027 recorded in other noncurrent liabilities on the consolidated balance sheet.

The Group also holds crypto assets consisting of Ethereum (ETH) and Polygon (POL), which are within the scope of ASC 350-60. These crypto assets are measured at fair value at each reporting date, with changes in fair value recognized in net income.

As at December 31, 2025, the Group held 40.63 ETH and 1,196.71 POL with an aggregate fair value of USD 120,839. For the year ended December 31, 2025, the Group recognized a gain of USD 24,616 in non-operating income related to changes in fair value of these crypto assets.

The following table presents a reconciliation of crypto assets measured at fair value (ETH and POL), which excludes WECAN tokens accounted for as indefinite-lived intangible assets under ASC 350-30.

For the year ended
Crypto assets measured at fair value (ETH and POL)	December 31,
USD’000	2025
Beginning balance at fair value	96
Gain from changes in fair value	25
Ending balance	121

The useful economic life of intangible assets is as follows:

● Trademarks	5 to 10 years
● Patents	5 to 10 years
● License agreements	1 to 3 years
● Customer relationships	19 years
● Other intangibles	2 to 9 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD’000
2026	3,625
2027	2,670
2028	1,476
2029	1,223
2030 and beyond	11,458
Total intangible assets subject to amortization, net	20,452